Share-Based Compensation - Restricted Share Grant Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of RSUs
Unvested, beginning balance	329,156	243,188
Granted	80,794	174,438
Cancelled/Forfeited	(2,144)	(5,425)
Vested	(89,888)	(83,045)
Unvested, ending balance	317,918	329,156	243,188
Weighted-average grant date fair value
Unvested, beginning balance	$ 11.68	$ 12.98
Granted	7.90	11.06
Cancelled		11.06
Vested	12.25	14.24
Forfeited	11.98
Unvested, ending balance	$ 10.55	$ 11.68	$ 12.98
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)	1 year 5 months 4 days	1 year 4 months 17 days	1 year 3 months 18 days